Fair Value Measurements (Details 1) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of fair value measurements by using significant unobservable inputs
Opening balance	$ 3,088	$ 1,220
Increase in contingent consideration due to acquisitions		1,868
Payment of contingent consideration	(2,109)	(883)
Increase in fair value of contingent consideration	1,587	665
Decrease in fair value of contingent consideration	(1,287)
Decrease in liability against other receivables	(118)
Amortization of interest and exchange rate	172	218
Closing balance	$ 1,333	$ 3,088